Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term Debt
	December 31, 2011	December 31, 2012

5% Convertible Senior Unsecured Notes	$700,000	$700,000
9.5% Ocean Rig Senior Unsecured Notes	500,000	500,000
6.5% Drill Rigs Senior Secured Notes	-	800,000
Loan Facilities - Drybulk Segment	841,453	716,354
Loan Facilities - Tanker Segment	130,048	224,985
Loan Facilities - Drilling Segment	2,279,167	1,607,500
Less: Deferred financing costs	(192,183)	(162,124)
Less: Dryships participation in Ocean Rig Senior Notes	(18,000)	-
Add: Valuation of Dryships participation in Ocean Rig Senior Notes	1,350	-
Total debt	4,241,835	4,386,715
Less: Current portion	(429,149)	(1,102,085)
Long-term portion	$3,812,686	$3,284,630

Loan movements for credit facilities and term loans throughout the year
Loan	Loan agreement date	Original Amount	December 31, 2011	New Loans	Repayments	December 31, 2012
Term Bank Loan	October 2, 2007	35,000	17,500	-	-	17,500
Term Bank Loan	December 4, 2007	101,150	14,284	-	(14,284)	-
Term Bank Loan	October 5, 2007	90,000	61,500	-	(4,500)	57,000
Term Bank Loan	June 20, 2008	103,200	31,600	-	(4,350)	27,250
Term Bank Loan	May 13, 2008	125,000	51,000	-	(23,515)	27,485
Term Bank Loan	May 5, 2008	90,000	48,000	-	(6,000)	42,000
Term Bank Loan	November 16, 2007	47,000	20,000	-	(2,000)	18,000
Term Bank Loan	July 23, 2008	126,400	85,350	-	(21,525)	63,825
Term Bank Loan	March 13, 2008	130,000	38,265	-	(5,350)	32,915
Term Bank Loan	February 7, 2011	70,000	66,500	-	(4,667)	61,833
Term Bank Loan	April 20\, 2011	32,313	31,236	-	(2,154)	29,082
Term Bank Loan	October 26, 2011	141,350	32,313	109,038	(7,281)	134,070
Term Bank Loan	April 15, 2011	800,000	766,667	-	(66,667)	700,000
Term Bank Loan	October 24, 2012	107,669	-	-	-	-
Credit Facility	March 31, 2006	753,637	344,373	-	(72,803)	271,570
Credit Facility	September 17, 2008	1,040,000	522,500	-	(522,500)	-
Credit Facility	March 19, 2012	87,654	-	19,065	(894)	18,171
Credit Facility	July 18, 2008	1,125,000	990,000	-	(82,500)	907,500
Credit Facility	February 14, 2012	122,580	-	38,000	(420)	37,580
Credit Facility	September 18, 2007	325,000	129,580	-	(26,522)	103,058
5% Convertible Senior Unsecured Notes	November 21, 2009	460,000	700,000	-	-	700,000
9.5% Ocean Rig's Senior Unsecured Notes	April 27, 2011	500,000	483,350	16,650	-	500,000
6.5% Drill Rigs Senior Secured Notes	September 20, 2012	800,000	-	800,000	-	800,000
			$4,434,018	982,753	(867,932)	4,548,839

Principal payment
2013	$1,118,005
2014	876,667
2015	176,667
2016	1,110,000
2017	910,000
2018 and thereafter	357,500
Total principal payments	4,548,839
Less: Financing fees and equity component of notes	(162,124)
Total debt	$4,386,715